Label	Element	Value
T. Rowe Price Retirement I 2045 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectuses and Summary Prospectuses dated October 1, 2022

The Board of Directors of each T. Rowe Price Retirement I Fund (the “Acquired Fund”) has approved a plan of reorganization pursuant to which the Acquired Fund will transfer substantially all of its assets and liabilities to the corresponding T. Rowe Price Retirement Fund (the “Acquiring Fund”), as set out in the table below, in exchange for I Class shares of equal value of the Acquiring Fund on or about February 16, 2024 (the “Reorganizations”).

Acquiring Funds	Corresponding Acquired Fund
Retirement 2005 Fund	Retirement I 2005 Fund—I Class
Retirement 2010 Fund	Retirement I 2010 Fund—I Class
Retirement 2015 Fund	Retirement I 2015 Fund—I Class
Retirement 2020 Fund	Retirement I 2020 Fund—I Class
Retirement 2025 Fund	Retirement I 2025 Fund—I Class
Retirement 2030 Fund	Retirement I 2030 Fund—I Class
Retirement 2035 Fund	Retirement I 2035 Fund—I Class
Retirement 2040 Fund	Retirement I 2040 Fund—I Class
Retirement 2045 Fund	Retirement I 2045 Fund—I Class
Retirement 2050 Fund	Retirement I 2050 Fund—I Class
Retirement 2055 Fund	Retirement I 2055 Fund—I Class
Retirement 2060 Fund	Retirement I 2060 Fund—I Class
Retirement 2065 Fund	Retirement I 2065 Fund—I Class
Retirement Balanced Fund	Retirement Balanced I Fund—I Class

Each Reorganization will be structured as a tax-free exchange for shareholders of the Acquired Fund. In connection with each Reorganization, the I Class shares of the Acquiring Fund received in the exchange will be distributed to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund.

Each Acquired Fund and its corresponding Acquiring Fund have similar investment objectives, investment strategies and policies, investment glide path, underlying funds, and performance benchmarks, and the contractual management fee schedule for the Acquired Fund will be identical to the contractual management fee schedule applicable to the I Class of the Acquiring Fund. In addition, each Acquired Fund and its corresponding Acquiring Fund have the same portfolio management team, and that team is expected to continue managing the Acquiring Fund after the Reorganization.

The Boards of Directors of the Acquired Funds and Acquiring Funds have approved each Reorganization after determining that shareholders’ participation in the transaction is in the best interests of the applicable Acquired Fund’s and Acquiring Fund’s shareholders and that the interests of existing shareholders will not be diluted as a result of the transaction. The Reorganizations do not require any action or approval by the Acquired Funds’ shareholders, although shareholders may redeem their shares at any time prior to the Reorganizations. While the Reorganizations will not be taxable events, redeeming or exchanging shares of the Acquired Funds prior to the Reorganizations may be a taxable event depending on your individual tax situation. On or about November 15, 2023, the Acquired Funds will be closed to new investors and new accounts. Detailed information about the Reorganizations will be provided to shareholders in an information statement expected to be mailed in early November 2023.

Prior to the Reorganizations, each Acquired Fund will add the T. Rowe Price Dynamic Credit Fund and the T. Rowe Price Hedged Equity Fund as new underlying funds in which the Acquired Fund may invest. To reflect the addition of new underlying funds, the table showing each Acquired Fund’s neutral allocations to sectors and underlying funds in the Acquired Fund’s summary prospectus and section 1 of the Acquired Fund’s prospectus is supplemented as follows:

Allocations to the “U.S. Large-Cap Stocks” sector may be made through investments in the T. Rowe Price Equity Index 500, Growth Stock, Hedged Equity, U.S. Equity Research, U.S. Large-Cap Core, and/or Value Funds. Investments in the T. Rowe Price Hedged Equity Fund are expected to begin early in the third quarter of 2023. Allocations to the “Diversifying Fixed Income” sector may be made through investments in the T. Rowe Price Emerging Markets Bond, Dynamic Credit, Floating Rate, High Yield, Limited Duration Inflation Focused Bond, U.S. Treasury Long-Term Index, and/or U.S. Treasury Money Funds. Investments in the T. Rowe Price Dynamic Credit Fund are expected to begin late in the third quarter of 2023 or during the fourth quarter of 2023.

The table entitled “Description of Underlying Funds” in section 2 of each Acquired Fund’s prospectus is supplemented as follows to add the new underlying funds:

Dynamic Credit Fund Seeks total return through a combination of income and capital appreciation by normally investing at least 80% of its net assets in credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments. The fund has the flexibility to invest across a wide variety of global credit instruments without constraints to particular benchmarks, asset classes, or sectors.

Hedged Equity Fund Seeks long-term capital growth by investing at least 80% of its net assets in equity securities and derivatives that have similar economic characteristics to equity securities or the equity markets. The fund focuses on U.S. large-cap stocks while using hedging strategies designed to mitigate tail risk and provide strong risk-adjusted returns with lower volatility than the overall equity markets.